Provisions - Movement in non-current and current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions.
Opening balance	€ 164,731	€ 166,402	€ 55,529
Business combinations			138,476
Net charges	9,261	28,696	12,588
Net cancellations	(15,019)	(19,571)	(9,091)
Transfers	3,526	(9,550)	(33,575)
Translation differences	1,162	(1,246)	2,475
Closing balance	€ 163,661	€ 164,731	€ 166,402